Others - Fair value information, schedule of natures of the liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value information
Financial liabilities	$ 10,406	$ 9,396
Warrant liabilities | Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	1,566	3,207
Warrant liabilities | Recurring fair value | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	954	1,769
Warrant liabilities | Recurring fair value | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	612	1,438
Warrant liabilities | Recurring fair value | Level 3 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	$ 0	$ 0